Share Capital (Details)		12 Months Ended
		Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2023 USD ($)	Nov. 06, 2023 $ / shares
Share Capital [Line Items]
Exchange ratio of share		0.307212
Deed poll amount | $			$ 5,000,000
Interest rate			25.00%
Consideration amount | $			$ 2,005,460
Subscribed call option notes | $			5,000,000
Aggregate principal amount | $			5,000,000
Cash settlement option | $		$ 500,000
Shares, par value (in Dollars per share) | $ / shares		$ 0.0001		$ 0.0001
Conversion by such holder | $
Preference shares [member]
Share Capital [Line Items]
Share issued (in Shares) | shares		142,032
Capital reorganization (in Shares) | shares		4,450,419
Exchange of shares (in Shares) | shares		14,486,506
Class A Ordinary Shares [Member]
Share Capital [Line Items]
Share issued (in Shares) | shares	[1]	10,092,134
Exchange of shares (in Shares) | shares		24,515,133
Vote per each Class A Ordinary Share		1
Conversion by such holder | $		$ 8.11036
Professional Services [Member] | Class A Ordinary Shares [Member]
Share Capital [Line Items]
Share issued (in Shares) | shares		325,000
Preference shares [member]
Share Capital [Line Items]
Conversion by such holder | $		$ 8.11036
Ordinary Shares [Member]
Share Capital [Line Items]
Capital reorganization (in Shares) | shares		10,254,474
Exchange of shares (in Shares) | shares		33,379,256

[1]	Concurrently with the execution of the Initial Merger, the Company, Bridgetown, Bridgetown’s sponsor and CGCL entered into a working capital loan capitalization agreement (the “Working Capital Loan Capitalization Agreement”). Included in the 10,092,134 Class A Ordinary Shares of the Company issued to Bridgetown’s sponsor were 451,839 shares issued pursuant to the Working Capital Loan Capitalization Agreement to settle an aggregate of US$4,518,390 of working capital loans from Bridgetown’s sponsors to Bridgetown.